UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07917

 NAME OF REGISTRANT:                     Wilshire Variable Insurance
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1299 Ocean Avenue, Suite
                                         600
                                         Santa Monica, CA 90401-1085

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jason Schwarz, President
                                         1299 Ocean Avenue, Suite
                                         600
                                         Santa Monica, CA 90401-1085

 REGISTRANT'S TELEPHONE NUMBER:          310-451-3051

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Wilshire Global Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wilshire Variable Insurance Trust
By (Signature)       /s/ Jason Schwarz
Name                 Jason Schwarz
Title                President
Date                 08/18/2023